Annual Total Returns - Prospectus #3	Oct. 31, 2022
Eaton Vance Floating-Rate Advantage Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Floating-Rate Advantage Fund | Class A
Bar Chart Table:
2013	5.62%
2014	0.69%
2015	(1.84%)
2016	12.67%
2017	4.87%
2018	0.12%
2019	8.62%
2020	1.63%
2021	5.15%
2022	(3.14%)
Eaton Vance Floating-Rate Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Floating-Rate Fund | Class A
Bar Chart Table:
2013	4.54%
2014	0.37%
2015	(1.91%)
2016	10.93%
2017	4.08%
2018	0.54%
2019	6.84%
2020	2.16%
2021	4.02%
2022	(2.59%)
Eaton Vance Floating-Rate & High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Floating-Rate & High Income Fund | Class A
Bar Chart Table:
2013	5.02%
2014	0.72%
2015	(1.80%)
2016	11.34%
2017	4.34%
2018	(0.09%)
2019	7.96%
2020	2.51%
2021	4.41%
2022	(3.36%)